Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable
Summary of taxes payable

	December 31, 2023	December 31, 2024
	RMB	RMB
VAT payables	1,441	2,516
Withholding individual income taxes for employees	2,168	2,318
Income tax payable	496	1,896
Others	358	537
Total	4,463	7,267